Document and Entity Information	12 Months Ended
Apr. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2011
Registrant Name	QUAKER INVESTMENT TRUST
Central Index Key	0000870355
Amendment Flag	false
Document Creation Date	Apr 5, 2012
Document Effective Date	Apr 5, 2012
Prospectus Date	Oct 28, 2011

QUAKER INVESTMENT TRUST

Supplement dated April 5, 2012
To the Prospectus Dated October 28, 2011 for the
QUAKER SMALL-CAP VALUE FUND

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus.

Effective immediately, the following replaces text found in the Small-Cap Stocks section under the heading “Principal Investment Strategies”on page 23 and page 44 of the Funds’ Prospectus.
  Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The market capitalization of companies in the Russell 2000® Index ranged from approximately $10.015 million to $3.286 billion as of September 30, 2011. The market capitalization of companies in the Russell 2500® Index ranged from approximately $10.015 million to $6.467 billion as of September 30, 2011.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Supplement [Text Block]	qit_SupplementTextBlock	QUAKER INVESTMENT TRUST

Supplement dated April 5, 2012
To the Prospectus Dated October 28, 2011 for the
QUAKER SMALL-CAP VALUE FUND

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus.

Effective immediately, the following replaces text found in the Small-Cap Stocks section under the heading “Principal Investment Strategies”on page 23 and page 44 of the Funds’ Prospectus.
  Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The market capitalization of companies in the Russell 2000® Index ranged from approximately $10.015 million to $3.286 billion as of September 30, 2011. The market capitalization of companies in the Russell 2500® Index ranged from approximately $10.015 million to $6.467 billion as of September 30, 2011.

Quaker Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	qit_SupplementTextBlock	QUAKER INVESTMENT TRUST

Supplement dated April 5, 2012
To the Prospectus Dated October 28, 2011 for the
QUAKER SMALL-CAP VALUE FUND

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus.

Effective immediately, the following replaces text found in the Small-Cap Stocks section under the heading “Principal Investment Strategies”on page 23 and page 44 of the Funds’ Prospectus.
  Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The market capitalization of companies in the Russell 2000® Index ranged from approximately $10.015 million to $3.286 billion as of September 30, 2011. The market capitalization of companies in the Russell 2500® Index ranged from approximately $10.015 million to $6.467 billion as of September 30, 2011.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Document Creation Date	dei_DocumentCreationDate	Apr 5, 2012